TETON Westwood SmallCap Equity Fund
Schedule of Investments—December 31, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 96 .7%
Aerospace — 0 .3%
3,600 Hexcel Corp. † ..................................................... $ 186,480
Automotive — 2 .3%
15,750 Rush Enterprises Inc. , Cl. A .............................. 876,330
5,800 Winnebago Industries Inc. ................................ 434,536
1,310,866
Aviation: Parts and Services — 3 .0%
44,100 AAR Corp. † ........................................................ 1,721,223
Banking — 16 .2%
11,700 Atlantic Capital Bancshares Inc. † ..................... 336,609
10,633 Atlantic Union Bankshares Corp. ..................... 396,505
12,900 Banc of California Inc. ....................................... 253,098
10,800 Columbia Banking System Inc. ......................... 353,376
33,600 First Foundation Inc. ......................................... 835,296
15,000 Five Star Bancorp ............................................... 450,000
6,800 Glacier Bancorp Inc. .......................................... 385,560
48,750 Investors Bancorp Inc. ....................................... 738,563
28,150 OceanFirst Financial Corp. ............................... 624,930
14,000 Old National Bancorp ....................................... 253,680
2,921 SouthState Corp. ................................................ 234,001
12,406 Sterling Bancorp ................................................ 319,951
3,000 Third Coast Bancshares Inc. † ............................ 77,940
4,440 TrustCo Bank Corp. NY .................................... 147,896
19,050 Umpqua Holdings Corp. .................................. 366,522
20,000 USCB Financial Holdings Inc. † ........................ 288,400
63,020 Valley National Bancorp ................................... 866,525
36,700 Veritex Holdings Inc. ......................................... 1,459,926
14,000 Washington Federal Inc. .................................... 467,320
7,600 Washington Trust Bancorp Inc. ........................ 428,412
9,284,510
Broadcasting — 1 .1%
8,600 Chicken Soup For The Soul Entertainment
Inc. † ................................................................. 119,024
35,900 Hemisphere Media Group Inc. † ....................... 260,993
13,100 IMAX Corp. † ...................................................... 233,704
613,721
Building and Construction — 3 .0%
26,000 Babcock & Wilcox Enterprises Inc. † ................. 234,520
5,500 EMCOR Group Inc. ........................................... 700,645
7,300 MYR Group Inc. † ............................................... 807,015
1,742,180
Business Services — 4 .3%
20,400 ABM Industries Inc. ........................................... 833,340
4,000 Deluxe Corp. ...................................................... 128,440
3,150 FTI Consulting Inc. † .......................................... 483,273
9,900 Heidrick & Struggles International Inc. ........... 432,927
7,200 McGrath RentCorp ............................................ 577,872
2,455,852
Communications — 0 .4%
6,200 ATN International Inc. ...................................... 247,690
Communications Equipment — 4 .5%
80,800 Extreme Networks Inc. † .................................... 1,268,560
100,000 Infinera Corp. † ................................................... 959,000
3,100 Lumentum Holdings Inc. † ................................ 327,887
2,555,447
Shares
Market
Value
Computer Software and Services — 6 .3%
7,600 Bottomline Technologies DE Inc. † .................... $ 429,172
44,200 NetScout Systems Inc. † ..................................... 1,462,136
50,000 Paya Holdings Inc. † ........................................... 317,000
16,300 Progress Software Corp. .................................... 786,801
11,000 Skillsoft Corp. † .................................................. 100,650
6,900 Teradata Corp. † ................................................. 293,043
11,600 Unisys Corp. † .................................................... 238,612
3,627,414
Consumer Products — 4 .0%
18,800 Hanesbrands Inc. ............................................... 314,336
59,200 KAR Auction Services Inc. † .............................. 924,704
5,800 Oxford Industries Inc. ....................................... 588,816
30,700 Tupperware Brands Corp. † ............................... 469,403
2,297,259
Diversified Industrial — 4 .3%
2,600 Albany International Corp. , Cl. A .................... 229,970
7,600 Apogee Enterprises Inc. .................................... 365,940
12,800 Enerpac Tool Group Corp. ................................ 259,584
9,500 Kennametal Inc. ................................................. 341,145
9,800 Luxfer Holdings plc ........................................... 189,238
53,800 Steelcase Inc. , Cl. A ............................................ 630,536
12,900 Textainer Group Holdings Ltd. ........................ 460,659
2,477,072
Electronics — 5 .5%
14,300 Advanced Energy Industries Inc. ..................... 1,302,158
6,300 Comtech Telecommunications Corp. ............... 149,247
7,500 FARO Technologies Inc. † .................................. 525,150
11,500 Plantronics Inc. † ................................................. 337,410
55,500 TTM Technologies Inc. † .................................... 826,950
3,140,915
Energy and Utilities — 6 .3%
31,100 ChampionX Corp. † ............................................ 628,531
10,100 Diamondback Energy Inc. ................................. 1,089,285
8,600 Dril-Quip Inc. † ................................................... 169,248
32,700 Magnolia Oil & Gas Corp. , Cl. A ...................... 617,049
28,900 Oceaneering International Inc. † ....................... 326,859
91,700 Patterson-UTI Energy Inc. ................................. 774,865
3,605,837
Environmental Control — 1 .3%
15,300 Evoqua Water Technologies Corp. † ................. 715,275
Equipment and Supplies — 1 .4%
8,700 CIRCOR International Inc. † .............................. 236,466
17,800 Flowserve Corp. ................................................. 544,680
781,146
Financial Services — 3 .8%
8,800 Brown & Brown Inc. .......................................... 618,464
6,000 Horace Mann Educators Corp. ......................... 232,200
4,700 Mercury General Corp. ..................................... 249,382
6,400 ProAssurance Corp. .......................................... 161,920
9,750 Stifel Financial Corp. ......................................... 686,595
7,700 Univest Financial Corp. ..................................... 230,384
2,178,945
Health Care — 7 .3%
4,100 AMN Healthcare Services Inc. † ........................ 501,553
4,400 Haemonetics Corp. † .......................................... 233,376
1,780 ICU Medical Inc. † .............................................. 422,465
24,400 Natus Medical Inc. † ........................................... 579,012

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—December 31, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
5,850 Omnicell Inc. † .................................................... $ 1,055,574
35,400 Patterson Cos. Inc. ............................................. 1,038,990
11,000 Supernus Pharmaceuticals Inc. † ....................... 320,760
4,151,730
Machinery — 1 .5%
57,700 Mueller Water Products Inc. , Cl. A ................... 830,880
Materials — 0 .9%
8,700 Avient Corp. ....................................................... 486,765
Real Estate — 0 .9%
10,000 Alpine Income Property Trust Inc. , REIT ........ 200,400
12,700 CareTrust REIT Inc. ........................................... 289,941
490,341
Retail — 4 .7%
17,550 American Eagle Outfitters Inc. ......................... 444,366
17,700 Bed Bath & Beyond Inc. † ................................... 258,066
54,000 Ethan Allen Interiors Inc. .................................. 1,419,660
5,800 The Hain Celestial Group Inc. † ........................ 247,138
11,700 Urban Outfitters Inc. † ........................................ 343,512
2,712,742
Semiconductors — 10 .3%
1,100 CMC Materials Inc. ............................................ 210,859
10,000 Cohu Inc. † .......................................................... 380,900
10,700 Entegris Inc. ....................................................... 1,482,806
16,900 FormFactor Inc. † ................................................ 772,668
9,100 Marvell Technology Inc. .................................... 796,159
4,000 nLight Inc. † ........................................................ 95,800
21,400 Onto Innovation Inc. † ........................................ 2,166,322
5,905,514
Specialty Chemicals — 1 .3%
8,100 Darling Ingredients Inc. † .................................. 561,249
2,700 Minerals Technologies Inc. ................................ 197,505
758,754
Transportation — 1 .8%
22,300 The Greenbrier Companies Inc. ........................ 1,023,347
TOTAL COMMON STOCKS ......................... 55,301,905
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .3%
$ 1,880,000 U.S. Treasury Bills,
0.031 % to 0.055% †† ,
01/20/22 to 03/31/22 ........................................ 1,879,856
TOTAL INVESTMENTS — 100.0%
(Cost $ 34,592,381 ) ........................................... $ 57,181,761
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust